Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

Note 13. Commitments and Contingencies

Purchase Commitments

STRATEC

During 2022, the Company and STRATEC Consumables GmbH (“STRATEC”) entered into an amendment to the supply agreement with STRATEC (as amended, the “STRATEC Supply Agreement”), related to the supply of discs used in Simoa bead-based instruments. As part of the STRATEC Supply Agreement, the Company agreed to purchase a total of 515 thousand discs to be shipped at various points starting in 2022 and continuing through 2024 at an agreed purchase price per disc.

The total purchase commitment under the STRATEC Supply Agreement is $3.7 million, of which $3.1 million has been paid, and $0.6 million is due within one year from September 30, 2024.

During the three and nine months ended September 30, 2024, STRATEC shipped 58 thousand and 138 thousand discs, respectively, and during the three and nine months ended September 30, 2023 it shipped 63 thousand and 184 thousand discs, respectively. The Company recorded cost of product revenue related to these shipments of $0.4 million and $1.0 million for the three and nine months ended September 30, 2024, respectively, and $0.5 million and $1.4 million for the three and nine months ended September 30, 2023, respectively. During the remainder of 2024, STRATEC is required to ship 141 thousand discs to the Company.

Other Purchase Commitments

The Company’s other non-cancellable purchase commitments primarily consist of purchases of raw materials for manufacturing operations under annual and multi-year agreements, some of which have minimum quantity requirements. As of September 30, 2024, the Company’s total purchase commitments under these agreements were $1.1 million, most of which the Company expects to incur by the end of 2025.

License Agreements

Harvard University

In August 2022, the Company and Harvard University (“Harvard”) entered into an exclusive license agreement (the “Harvard License Agreement”) for certain intellectual property owned by Harvard. Pursuant to the Harvard License Agreement, the Company paid an upfront fee of $0.6 million, which was recorded in research and development expenses on the Consolidated Statements of Operations. Under the Harvard License Agreement, the Company is required to pay Harvard low single-digit royalties on net sales of products and services using the licensed technology, as well as a portion of its applicable sublicense revenues. The Company incurred no royalty expense under the Harvard License Agreement for the three and nine months ended September 30, 2024 and 2023.

Refer to Note 14 — Related Party Transactions for a discussion of a related party relationship with Harvard.

Tufts University

In June 2007, the Company and Tufts University (“Tufts”) entered into a license agreement (the “Tufts License Agreement”) for certain intellectual property owned by Tufts. The Tufts License Agreement, which was subsequently amended, is exclusive and sub-licensable, and will continue in effect on a country-by-country basis as long as there is a valid claim of a licensed patent in a country. The Company is required to pay license and maintenance fees that are creditable against royalties, in addition to low single-digit royalties on direct sales and services, and a royalty on sublicense income. The Company incurred royalty expenses related to the Tufts License Agreement of $0.6 million and $1.6 million during the three and nine months ended September 30, 2024, respectively, and $0.5 million and $1.3 million during the three and nine months ended September 30, 2023, respectively, which were recorded in cost of product revenue on the Consolidated Statements of Operations.

Refer to Note 14 — Related Party Transactions for a discussion of a related party relationship with Tufts.

Legal Contingencies

The Company is subject to claims in the ordinary course of business; however, the Company is not currently a party to any pending or threatened litigation, the outcome of which would be expected to have a material adverse effect on its financial condition or results of operations.

Leases

The undiscounted future lease payments for non-cancelable operating leases were as follows (in thousands):

Maturity of lease liabilities	As of September 30, 2024
2024 (remainder)	$1,807
2025	7,296
2026	7,450
2027	7,684
2028	7,923
2029	8,143
Thereafter	7,615
Total lease payments	47,918
Less: imputed interest	9,427
Total operating lease liabilities	$38,491

The Company’s lease agreement for office and laboratory facilities in Bedford, Massachusetts included a tenant improvement allowance with the landlord that offset a portion of the Company’s construction costs. During the first quarter of 2023, the Company received the final tenant improvement allowance reimbursement of $0.9 million.

Note 16. Commitments and Contingencies

Purchase Commitments

STRATEC

During 2022, the Company and STRATEC Consumables GmbH (“STRATEC”) entered into an amendment to the supply agreement with STRATEC (as amended, the “STRATEC Supply Agreement”), related to the supply of discs used in Simoa bead-based instruments. As part of the STRATEC Supply Agreement, the Company agreed to purchase a total of 515 thousand discs to be shipped at various points starting in 2022 and continuing through 2024 at an agreed purchase price per disc.

The total purchase commitment under the STRATEC Supply Agreement is $3.7 million, of which $2.1 million has been paid, and $1.0 million is due within one year from December 31, 2023.

In 2023 and 2022, STRATEC shipped 218 thousand and 75 thousand discs, respectively, to the Company. The Company recorded cost of product revenue related to these shipments of $1.6 million and $0.5 million for the years ended December 31, 2023 and 2022, respectively. During 2024, STRATEC is required to ship 222 thousand discs to the Company.

Other Purchase Commitments

The Company’s other non-cancellable purchase commitments primarily consist of purchases of raw materials for manufacturing operations under annual and multi-year agreements, some of which have minimum quantity requirements. The Company’s total purchase commitments under these agreements as of December 31, 2023 was $3.1 million, most of which the Company expects to incur in the year ending December 31, 2024.

License Agreements

Harvard University

In August 2022, the Company and Harvard University (“Harvard”) entered into an exclusive license agreement (the “Harvard License Agreement”) for certain intellectual property owned by Harvard. Pursuant to the Harvard License Agreement, the Company paid an upfront fee of $0.6 million, which was recorded in research and development expenses on the Consolidated Statements of Operations. Under this license, the Company is required to pay Harvard low single-digit royalties on net sales of products and services using the licensed technology, as well as a portion of its applicable sublicense revenues. The Company incurred no royalty expense under the Harvard License Agreement for the years ended December 31, 2023 and 2022.

Refer to Note 17 — Related Party Transactions for a discussion of a related party relationship with Harvard.

Tufts University

In June 2007, the Company and Tufts University (“Tufts”) entered into a license agreement (the “Tufts License Agreement”) for certain intellectual property owned by Tufts. The Tufts License Agreement, which was subsequently amended, is exclusive and sub-licensable, and will continue in effect on a country by country basis as long as there is a valid claim of a licensed patent in a country. The Company is contractually obligated to pay license and maintenance fees that are creditable against royalties, in addition to low single-digit royalties on direct sales and services, and a royalty on sublicense income. The Company incurred royalty expenses related to the Tufts License Agreement of $1.7 million, $1.4 million, and $1.6 million, during the years ended December 31, 2023, 2022, and 2021, respectively, which was recorded in cost of product revenue on the Consolidated Statements of Operations.

Refer to Note 17 — Related Party Transactions for a discussion of a related party relationship with Tufts.

Legal Contingencies

The Company is subject to claims in the ordinary course of business; however, the Company is not currently a party to any pending or threatened litigation, the outcome of which would be expected to have a material adverse effect on its financial condition or results of operations. The Company accrues for contingent liabilities when losses are probable and estimable. If an estimate of a probable loss is a range and no amount within the range is more likely than any other amount in the range, the Company accrues the minimum amount of the range.